Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of details about other liabilities	Other liabilities consisted of the following:

	At December 31,
	2024			2023
	Current	Non- current	Total	Current	Non- current	Total
	(€ million)
Payables for buy-back agreements	€4,607	€2,780	€7,387	€1,877	€4,645	€6,522
Accrued expenses and deferred income	5,015	882	5,897	4,778	751	5,529
Indirect tax payables	1,416	10	1,426	1,426	15	1,441
Payables to personnel	1,779	—	1,779	2,658	4	2,662
Social security payables	563	6	569	567	15	582
Construction contract liabilities (Note 14)(1)	—	—	—	107	—	107
Service contract liability	713	2,017	2,730	808	2,160	2,968
Derivatives operating liability	600	57	657	746	299	1,045
Other	2,865	228	3,093	2,603	176	2,779
Total Other liabilities	€17,558	€5,980	€23,538	€15,570	€8,065	€23,635
____________________________________________________________________________________________________
(1) Construction contract liabilities related entirely to our automation production systems, Comau which was disposed of as of December 2024. Refer to Note 3, Scope of consolidation for additional information

Disclosure of analysis of other liabilities by due date	Other liabilities (excluding Accrued expenses, Deferred income and Service contract liability) by due date were as follows:

	At December 31,
	2024					2023
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non- Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non- Current)	Total
	(€ million)
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€11,830	€3,038	€43	€3,081	€14,911	€9,984	€5,124	€30	€5,154	€15,138

Disclosure of significant changes in contract assets and contract liabilities	Changes in the Company's construction contracts, net asset/(liability) for the year ended December 31, 2024, were as follows:

	At January 1, 2024	Advances received from customers	Amounts recognized within revenue	Disposal	At December 31, 2024
	(€ million)
Construction contracts, net asset/(liability)	€107	€(757)	€747	€(97)	€—
Changes in the
Company's service contract liability for the year ended December 31, 2024, were as follows:

	At January 1, 2024	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/ (Liabilities) held for sale	Other changes	At December 31, 2024
	(€ million)
Service contract liability	€2,968	€1,274	€(1,427)	€—	€(85)	€2,730